14. DIVIDEND PAYMENT	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
DIVIDEND PAYMENT

On June 21, 2017, the Company announced a cash dividend of $1.00 per share on the Company’s common stock, payable on or around June 30, 2017 to stockholders of record as of the close of business on June 23, 2017. The dividend resulted in a charge to additional paid-in capital of RMB322,141.